INCOME TAX AND SOCIAL CONTRIBUTION (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	R$ 4,651.2	R$ 2,713.1	R$ 1,513.7
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	4,383.3	R$ 2,660.7
Not later than one year [member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses
Later than one year and not later than two years [member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	755.7
Later than two years and not later than three years [member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	422.5
Later Than Three Years And Not Later Than Fours Years [Member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	1,635.2
Later than four years and not later than five years [member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	1,052.8
Later Than Five Years And Not Later Than Eight Years [Member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	170.3
Later Than Nine Years [Member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	R$ 346.8